Taxation (Details 1) - CHF (SFr)	Jun. 30, 2019	Jun. 30, 2018
Deferred Tax Liabilities
Total	SFr (79,592)	SFr (382,252)
Deferred Tax Asset
Total	149,029	220,895
Deferred Tax, net	(79,592)	(161,357)
Net operation loss (NOL) [Member]
Deferred Tax Asset
Total	149,029	220,895
Hercules Loan & Warrant [Member]
Deferred Tax Liabilities
Total		(8,377)
Intangible assets [Member]
Deferred Tax Liabilities
Total	(211,233)	(354,116)
Derivative financial asset [Member]
Deferred Tax Liabilities
Total	SFr (17,388)	SFr (19,759)